UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Congress Street Fund

March 31, 2006

1.814642.101

CST-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 1.8%
Media - 1.8%
Knight-Ridder, Inc.	19,289	$ 1,219,258
CONSUMER STAPLES - 11.7%
Beverages - 6.0%
Anheuser-Busch Companies, Inc.	43,459	1,858,741
The Coca-Cola Co.	52,183	2,184,902
		4,043,643
Food Products - 0.2%
Del Monte Foods Co.	12,622	149,697
Household Products - 1.6%
Colgate-Palmolive Co.	18,241	1,041,561
Tobacco - 3.9%
Altria Group, Inc.	36,409	2,579,942
TOTAL CONSUMER STAPLES		7,814,843
ENERGY - 13.1%
Oil, Gas & Consumable Fuels - 13.1%
Chevron Corp.	41,316	2,395,089
Exxon Mobil Corp.	103,907	6,323,778
		8,718,867
FINANCIALS - 4.8%
Diversified Financial Services - 4.6%
Citigroup, Inc.	52,560	2,482,409
JPMorgan Chase & Co.	14,652	610,109
		3,092,518
Insurance - 0.2%
The St. Paul Travelers Companies, Inc.	3,053	127,585
TOTAL FINANCIALS		3,220,103
HEALTH CARE - 20.3%
Health Care Equipment & Supplies - 4.9%
Guidant Corp.	42,512	3,318,487
Pharmaceuticals - 15.4%
Eli Lilly & Co.	10,307	569,977
Johnson & Johnson	80,088	4,742,811
Merck & Co., Inc.	29,272	1,031,253
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	52,014	$ 1,296,189
Wyeth	54,380	2,638,518
		10,278,748
TOTAL HEALTH CARE		13,597,235
INDUSTRIALS - 20.6%
Aerospace & Defense - 10.2%
The Boeing Co.	20,634	1,608,008
United Technologies Corp.	89,977	5,215,967
		6,823,975
Commercial Services & Supplies - 0.8%
Waste Management, Inc.	14,500	511,850
Industrial Conglomerates - 8.2%
General Electric Co.	158,200	5,502,196
Road & Rail - 1.4%
Union Pacific Corp.	9,660	901,761
TOTAL INDUSTRIALS		13,739,782
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 4.8%
Motorola, Inc.	138,934	3,182,978
Computers & Peripherals - 8.8%
Hewlett-Packard Co.	103,919	3,418,935
International Business Machines Corp.	29,934	2,468,657
		5,887,592
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	21,436	804,922
Semiconductors & Semiconductor Equipment - 2.2%
Freescale Semiconductor, Inc. Class B (a)	16,417	455,900
Intel Corp.	54,105	1,046,932
		1,502,832
Software - 1.0%
Microsoft Corp.	24,730	672,903
TOTAL INFORMATION TECHNOLOGY		12,051,227
Common Stocks - continued
	Shares	Value
MATERIALS - 4.0%
Chemicals - 1.5%
Eastman Chemical Co.	8,793	$ 450,026
Monsanto Co.	6,548	554,943
		1,004,969
Paper & Forest Products - 2.5%
International Paper Co.	47,441	1,640,035
TOTAL MATERIALS		2,645,004
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
Verizon Communications, Inc.	78,873	2,686,414
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Consolidated Edison, Inc.	1,913	83,216
TOTAL COMMON STOCKS (Cost $13,355,702)		65,775,949
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 4.77% (b) (Cost $940,512)	940,512	940,512
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.54%, dated 3/31/06 due 4/3/06) (Cost $36,000)	$ 36,014	36,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $14,332,214)		66,752,461
NET OTHER ASSETS - 0.1%		75,145
NET ASSETS - 100%		$ 66,827,606
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,492
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $14,332,214. Net unrealized appreciation aggregated $52,420,247, of which $53,570,673 related to appreciated investment securities and $1,150,426 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006